CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation	$ 737	$ 20